Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	December 31,	December 31,
	2021	2022

	(in thousands)

Finished goods	$53,884	63,425
Work in process	107,355	169,166
Raw materials	36,963	138,086
Supplies	398	256
	$198,600	370,933